TRADE AND BILL PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE PAYABLES [abstract]
Payables to third parties	¥ 1,037,841	¥ 812,629
Payables to related parties	1,774,869	1,261,293
Total trade payables	¥ 2,812,710	¥ 2,073,922